Note 7 - Risk Management - Breakdown Loans and Advances Net of Impairment Losses (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On demand and short notice [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 0	€ 0	€ 0
On demand and short notice [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,000,000	9,000,000	10,000,000
On demand and short notice [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
On demand and short notice [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	502,000,000	118,000,000	151,000,000
On demand and short notice [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,798,000,000	2,328,000,000	2,833,000,000
On demand and short notice [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	528,000,000	595,000,000	648,000,000
On demand and short notice [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,835,000,000	3,050,000,000	3,641,000,000
On demand and short notice [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,021,000,000	3,251,000,000	3,834,000,000
Credit Card Debt [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Credit Card Debt [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	10,000,000	8,000,000
Credit Card Debt [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	1,000,000	1,000,000
Credit Card Debt [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,000,000	3,000,000	2,000,000
Credit Card Debt [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,485,000,000	1,940,000,000	2,328,000,000
Credit Card Debt [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	11,605,000,000	14,401,000,000	13,108,000,000
Credit Card Debt [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,093,000,000	16,355,000,000	15,446,000,000
Credit Card Debt [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,220,000,000	17,608,000,000	16,495,000,000
Trade Receivables [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	898,000,000	971,000,000	948,000,000
Trade Receivables [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Trade Receivables [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	317,000,000	230,000,000	195,000,000
Trade Receivables [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,262,000,000	15,976,000,000	16,190,000,000
Trade Receivables [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	67,000,000	99,000,000	103,000,000
Trade Receivables [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,544,000,000	17,276,000,000	17,436,000,000
Trade Receivables [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	15,796,000,000	17,617,000,000	17,716,000,000
Finance Leases [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Finance Leases [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	197,000,000	227,000,000	226,000,000
Finance Leases [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Finance Leases [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,000,000	6,000,000	3,000,000
Finance Leases [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,125,000,000	8,091,000,000	8,014,000,000
Finance Leases [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	322,000,000	387,000,000	406,000,000
Finance Leases [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,650,000,000	8,711,000,000	8,650,000,000
Finance Leases [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,013,000,000	9,095,000,000	9,077,000,000
Reverse Repurchase Agreements [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	472,000,000	0	0
Reverse Repurchase Agreements [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	293,000,000
Reverse Repurchase Agreements [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,914,000,000	1,817,000,000	477,000,000
Reverse Repurchase Agreements [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Reverse Repurchase Agreements [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	71,000,000	26,000,000	0
Reverse Repurchase Agreements [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	0	0
Reverse Repurchase Agreements [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,457,000,000	1,843,000,000	770,000,000
Reverse Repurchase Agreements [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,463,000,000	1,848,000,000	772,000,000
Other Term Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,690,000,000	4,240,000,000	3,911,000,000
Other Term Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	18,111,000,000	26,734,000,000	26,839,000,000
Other Term Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,972,000,000	4,121,000,000	2,947,000,000
Other Term Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	5,799,000,000	7,795,000,000	7,030,000,000
Other Term Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	111,141,000,000	137,934,000,000	133,573,000,000
Other Term Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	132,603,000,000	160,223,000,000	157,760,000,000
Other Term Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	277,317,000,000	341,047,000,000	332,060,000,000
Other Term Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	287,467,000,000	351,230,000,000	342,264,000,000
Advances That Are Not Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	48,000,000	35,000,000	29,000,000
Advances That Are Not Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	260,000,000	865,000,000	1,592,000,000
Advances That Are Not Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	8,721,000,000	7,743,000,000	5,771,000,000
Advances That Are Not Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,191,000,000	3,056,000,000	2,088,000,000
Advances That Are Not Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	1,084,000,000	951,000,000	984,000,000
Advances That Are Not Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	473,000,000	506,000,000	498,000,000
Advances That Are Not Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,777,000,000	13,156,000,000	10,962,000,000
Advances That Are Not Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	13,833,000,000	13,214,000,000	11,025,000,000
Total Member [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	6,209,000,000	4,275,000,000	3,941,000,000
Total Member [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	19,475,000,000	28,816,000,000	29,917,000,000
Total Member [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	14,608,000,000	13,682,000,000	9,196,000,000
Total Member [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	9,817,000,000	11,208,000,000	9,468,000,000
Total Member [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	136,966,000,000	167,246,000,000	163,922,000,000
Total Member [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	145,598,000,000	176,211,000,000	172,522,000,000
Total Member [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	332,672,000,000	401,438,000,000	388,966,000,000
Total Member [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	344,813,000,000	413,863,000,000	401,183,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	372,000,000	1,067,000,000	1,056,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	15,000,000	15,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	209,000,000	261,000,000	219,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	22,091,000,000	23,575,000,000	26,784,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	94,147,000,000	111,085,000,000	111,809,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	116,819,000,000	136,003,000,000	139,883,000,000
Loans and Advances Net Of Impairment Losses Of Which: Mortgage Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	120,194,000,000	139,317,000,000	144,005,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Central Banks [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	472,000,000	0	0
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | General Government [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	952,000,000	10,447,000,000	7,179,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Credit Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	0	93,000,000	285,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Other Financial Institutions [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	317,000,000	2,106,000,000	1,389,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	3,763,000,000	29,009,000,000	31,393,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	2,059,000,000	6,893,000,000	6,835,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,562,000,000	48,548,000,000	47,081,000,000
Loans and Advances Net Of Impairment Losses Of Which: Other Collateralized Loans [Member] | By Secured Loans [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	7,776,000,000	49,266,000,000	47,855,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	39,799,000,000	46,356,000,000	40,124,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	39,799,000,000	46,356,000,000	40,124,000,000
Loans and Advances Net Of Impairment Losses Of Which: Credit For Consumpltion [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	43,037,000,000	49,474,000,000	42,736,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Households [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	94,098,000,000	110,178,000,000	111,007,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	94,098,000,000	110,178,000,000	111,007,000,000
Loans and Advances Net Of Impairment Losses Of Which: Lending For House Purchase [Member] | By Purpose of the Loan [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	95,751,000,000	111,636,000,000	112,952,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Corporate Entities [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10,721,000,000	12,259,000,000	13,973,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Total Member
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	10,721,000,000	12,259,000,000	13,973,000,000
Loans and Advances Net Of Impairment Losses Of Which: Project Finance Loans [Member] | By Subordination [Member] | Gross carrying amount [Member]
Disclosure of Loans and Advances Net Of Impairment Losses Line Items
Loans and Advances Net Of Impairment Losses	€ 11,032,000,000	€ 12,415,000,000	€ 14,286,000,000